Related-party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Related-party Transactions

For the nine months ended September 30, 2018, we paid rent of $90,000 to a company controlled by our chief executive officer under an operating lease agreement.

On January 18, 2018, the due date of a 2015 related-party note payable was extended to the earlier of December 31, 2018, or the date of the financial closings of our Baha Mar Project (or any other project of $25 million or more), whichever occurs first. The balance on the note payable was $1,102,500 and accrued interest was $483,642 as of September 30, 2018.

On March 6, 2018, the due date of a 2012 related-party note payable was extended to December 31, 2018. The balance on the note payment was $1,000,000 and accrued interest was $611,393 as of September 30, 2018.

On March 9, 2017, we issued a promissory note payable of $200,000 to a related party in which our chief executive officer is an officer and director. The note bears interest of 10% and is due and payable within 90 days after demand. The outstanding balance was $177,000 and accrued interest was $28,328 as of September 30, 2018.

On November 6, 2017, we entered into an agreement and promissory note with JPF to loan up to $2,000,000 to us. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest is due and payable at the earliest of resolution of the Memphis litigation (as defined therein), September 30, 2018, or when we are otherwise able to pay. As of September 30, 2018, the outstanding balance was $612,193 and the accrued interest was $64,196. For the nine months ended September 30, 2018, we repaid $19,374. On September 30, 2018, the note was amended to extend the maturity date to the earliest of a resolution of the Memphis litigation, December 31, 2018, or when we are otherwise able to pay.

We remain liable for the loans made to TDYS by JPF before the Merger. As of September 30, 2018, the outstanding balance of these loans was $581,880 and the accrued interest was $117,363.

For the year ended December 31, 2017, we paid rent of $95,000 to a company controlled by our chief executive officer under an operating lease agreement.

On February 16, 2017, the due date of the Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer note payable in the amount of $2,265,000 issued on January 31, 2015, was extended to December 31, 2018. On August 15, 2017, $618,500 of the note payable was converted into 618,500 shares of common stock. In addition, they converted accrued interest in the amount of $207,731 for 207,731 shares of common stock. The remaining balance on the note payable as of December 31, 2017 is $1,137,500 and the accrued interest is $399,692.

On March 6, 2018, the due date of the related party note payable in the amount of $1,000,000 issued on February 3, 2012, was extended to December 31, 2018.

On March 9, 2017, we issued a promissory note payable of $200,000 to a related party in which our chief executive officer is an officer and director. The note bears interest of 10% and is due and payable within 90 days after demand. The balance outstanding on December 31, 2017, is $177,000.

On March 31, 2017, we made a repayment of note payable to a related party in the amount of $25,000.

On May 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer transferred 148,588 shares of common stock for $111,440 to the Company to fulfill an over commitment of “D” warrants.

On June 5, 2017, a note holder elected to convert a $25,000 convertible note payable for 1,806,298 shares of common stock ($0.014 per share).

On September 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, elected to convert $50,000 in notes payable for 3,612,596 shares of common stock at a conversion rate of $0.014. In addition, accrued interest in the amount of $6,342 was converted to 458,198 shares.

On November 6, 2017, the Company entered into an agreement with a promissory note with JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, to loan the Company up to $2,000,000. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest shall be due and payable at the earliest of (a) resolution of the Memphis litigation; (b) June 30, 2018; or (c) when the company is otherwise able to pay. As of December 31, 2017, the outstanding balance was $641,568 and the accrued interest was $14,372.

On November 8, 2017, Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, a Series B note holder, elected to convert $50,000 in notes payable for 50,000 shares of common stock at a conversion rate of $1.00. In addition, they converted accrued interest in the amount of $16,263 for 16,263 shares

As part of the merger between Ocean Thermal Energy Corporation and TetriDyn Solutions, Inc. (“TDYS”) on May 8, 2017, the Company assumed the loans made to “TDYS” by JPF Venture Group, Inc., an investment entity that is majority owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer. As of December 31, 2017, the outstanding balance of all loans was $581,880.